CONSOLIDATED BALANCE SHEETS (Parenthetical) - $ / shares	Dec. 31, 2019	May 31, 2019	Dec. 31, 2018	Feb. 28, 2018
CONSOLIDATED BALANCE SHEETS
Ordinary shares, par value	$ 0.00002	$ 0.00002	$ 0.00002	$ 0.00002
Ordinary shares, shares authorized	500,000,000		500,000,000
Ordinary shares, shares issued	180,653,497		158,587,937
Ordinary shares, shares outstanding	178,930,297		156,864,737
Treasury stock at cost, shares	1,723,200		1,723,200